[STATUE OF LIBERTY IMAGE]


                  LIBERTY HIGH INCOME MUNICIPALS FUND, CLASS A
                      STEIN ROE HIGH-YIELD MUNICIPALS FUND

                                  ANNUAL REPORT
                                  JUNE 30, 2001

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Contents

--------------------------------------------------------------------------------


Fund Performance............................................................   1
   How the Liberty High Income Municipals Fund, Class A has done over time

Portfolio Manager's Review..................................................   2
   Interview with the portfolio manager and summary of investment activity

Portfolio of Investments....................................................   3
   A complete list of investments with market values

Financial Statements........................................................  10
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements...............................................  16

Financial Highlights........................................................  19
   Selected per-share data

Report of Ernst and Young LLP,
  Independent Auditors......................................................  20




                Must be preceded or accompanied by a prospectus.

Fund Performance

--------------------------------------------------------------------------------


To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Below we compare Liberty High Income Municipals Fund, Class A with its benchmark, the Lehman Brothers Municipal Bond Index. The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells fixed-income securities that have grown in value).

                         AVERAGE ANNUAL TOTAL RETURN (%)
                           PERIOD ENDED JUNE 30, 2001
--------------------------------------------------------------------------------
                                                 1-Year     5-Year     10-Year
                                               ---------------------------------
LIBERTY HIGH INCOME MUNICIPALS FUND, CLASS A
  WITHOUT SALES CHARGE                            6.54       5.29        5.95
LIBERTY HIGH INCOME MUNICIPALS FUND, CLASS A
  WITH SALES CHARGE                               1.48       4.27        5.43
Lehman Brothers Municipal Bond Index              9.98       6.54        7.16



GROWTH of a $10,000 Investment for the ten years ended June 30, 2001

[LINE CHART]

Liberty High Income Municipals Fund, Class A

               Fund without               Fund with        Lehman Brothers
               sales charge              sales charge     Municipal Bond Index

6/30/1991         10000                     9525              10000
6/30/1992         10897                     10379.4           11177
6/30/1993         11755.7                   11197.3           12513.8
6/30/1994         11867.4                   11303.7           12535
6/30/1995         12883.2                   12271.3           13640.6
6/30/1996         13768.3                   13114.3           14546.4
6/30/1997         14990.9                   14278.8           15746.5
6/30/1998         16238.1                   15466.8           17110.1
6/30/1999         16754.5                   15958.7           17582.3
6/30/2000         16754.3                   15958.4           18153.8
6/30/2001         17819                     16970.7           19965.5



Liberty High Income Municipals Fund, Class A is a class of Stein Roe High-Yield Municipals Fund (the fund), a series of Liberty-Stein Roe Investment Trust. The fund also offers class S shares. Performance highlights of class S shares are presented in a separate report.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT libertyfunds.com FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Total return figures do not include sales charges or contingent deferred sales charges (CDSC). "With sales charge" returns include the maximum 4.75% sales charge for class A shares. Historical performance for the period prior to 7/31/2000 is based on the performance of class S shares, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Liberty High Income Municipal Fund, Class A to the Lehman Brothers Municipal Bond Index, an unmanaged group of investment grade bonds not associated with any Liberty fund. Unlike mutual funds, it is not possible to invest directly in an index.

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Portfolio Manager's Report
--------------------------------------------------------------------------------

COMMENTARY FROM MAUREEN NEWMAN, PORTFOLIO MANAGER OF
LIBERTY HIGH INCOME  MUNICIPALS FUND, CLASS A AND SR&F HIGH YIELD PORTFOLIO

For the 12 months ended June 30, 2001, Liberty High Income Municipals Fund, Class A delivered a total return of 6.54% without a sales charge. The fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 9.98%. One reason for this underperformance is that the index reflects the broad municipal bond market, while the fund invests mainly in high yield municipal issues, which underperformed other segments of the market during the period. Also, the issuer of one security, Phoenix Memorial Hospital, declared bankruptcy in February, greatly affecting the fund's performance.

INVESTORS DIVERSIFIED INTO BONDS

Economic conditions during the period benefited the bond market. Early in the period, the Fed raised interest rates in an effort to bring economic growth down to a more manageable rate. Amid signs of an economic slowdown, the Fed had to reverse course during the second half of the period, lowering interest rates six times for a total of 2.75%. Increased economic uncertainty caused high yield bonds to underperform. However, stock market declines led more investors to diversify into bond funds.

ECONOMIC CONDITIONS IMPACT PORTFOLIO DECISIONS

In advance of this economic slowdown, we rotated the portfolio away from the more cyclical areas of the bond market, such as manufacturing and other industrial-based sectors. Instead, we focused on non-cyclical sectors such as multifamily housing, hospitals and transportation, which are not as strongly impacted by slowdowns in the economy. For instance, we invested in a Las Vegas monorail project (NV State Department of Business & Industry, 0.4% of net assets) designed to facilitate movement among the citycasinos. We also purchased a bond backed by revenues from a toll road connecting Denver's fast-growing suburbs to its airport (E-470 Public Highway Authority, 1.0% of net assets).

         We focused on broadening diversification by industry sector and geographic location. Recently, we have found value in California bonds, which had underperformed due to the current energy crisis in the region and its potential impact on credit quality.

INVERSE FLOATERS USED TO BOOST INCOME

During the period, a portion of the fund's assets was invested in inverse floaters. These securities pay interest that increases when short term interest rates fall, as they have recently. While the use of inverse floaters provides the possibility of higher tax-exempt income, it also adds price volatility to the portfolio.

--------------------------------------------------------------------------------
   FUND DATA
   INVESTMENT OBJECTIVE:

   Seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation. The fund invests all of its assets in SR&FHigh-Yield Municipals Portfolio as part of a master fund-feeder fund structure.

   artwork: compass rose
--------------------------------------------------------------------------------

         Inverse floaters are securities that are derived from bonds. All of the inverse floaters in the fund were created from AAArated insured bonds that were placed in trusts to create the derivative securities. Though some of the fund's inverse floaters themselves do not carry ratings, they are of the highest credit quality. The fund had 7.8% of its assets invested in inverse floaters at June 30, 2001, up from 0% at June 30, 2000. Of that 7.8%, 5.8% is non-rated.

LOOKING AHEAD

During the first half of 2001, the Fed aggressively cut interest rates. We feel the bond market probably overreacted to concerns about inflation stemming from these cuts, and that the recent drop in bond prices has created some good opportunities in the bond market. While we do not expect to see inflation return in the months to come, we also do not expect a strong economic rebound in the second half of 2001. We anticipate further rate cuts from the Fed, although not on such an aggressive schedule, and we have positioned the fund to take advantage of lower long-term interest rates.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT libertyfunds.com FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are disclosed as a percentage of SR&F High-Yield Municipals Portfolio as of 6/30/01 and are subject to change. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investment.

Investing in high yield bonds involves greater credit risks than investing in higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team seeks to identify opportunities and attempts to react quickly to market changes.

Liberty High Income Municipals Fund, Class A is a class of Stein Roe High-Yield Municipals Fund.


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

SR&F High-Yield Municipals Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio of Investments at June 30, 2001
MUNICIPAL BONDS - 94.6%                                                                                      Par           Value
-----------------------------------------------------------------------------------------------------------------------------------
EDUCATION - 4.5%
   EDUCATION - 1.5%
   IL State Development Finance Authority, Latin School of Chicago,
      Series 1998, 5.650%, 8/1/28................................................................     $1,725,000     $ 1,635,300
   MN Victoria, Holy Family Catholic High School,
      Series 1999 A, 5.875%, 9/1/29..............................................................      1,200,000       1,137,000
   WV State University,
      Series 2000 A, (a) 4/1/19..................................................................      1,250,000         481,975
                                                                                                                  ---------------
                                                                                                                       3,254,275
                                                                                                                  ---------------
   STUDENT LOAN - 3.0%
   NE Nebhelp, Inc.,
      Series 1993 A-6, 6.450%, 6/1/18............................................................      4,000,000       4,419,520
   NM State Educational Assistance Foundation,
      Series 1996 A-2, 6.650%, 11/1/25...........................................................      1,955,000       2,030,287
   TX Brazos Higher Educational Facilities Authority,
      Series 1993 C-2, 5.875%, 6/1/04............................................................        390,000         390,039
                                                                                                                  ---------------
                                                                                                                       6,839,846
                                                                                                                  ---------------
HEALTHCARE - 21.0%
   CONGREGATE CARE RETIREMENT - 6.9%
   CA Statewide Community Development Authority, Eskaton Village - Grass Valley,
      Series 2000, 8.250%, 11/15/31..............................................................      1,000,000       1,001,450
   FL Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc.,
      Series 1996, 8.625%, 7/1/20................................................................      3,000,000       3,142,500
   MA State Development Finance Agency, Series 1999 A:
      5.625%, 7/1/15.............................................................................        500,000         431,630
      5.750%, 7/1/23.............................................................................        250,000         205,288
   MO State Health & Educational Facilities Authority, Lutheran Senior Services,
      Series 1997, 5.750%, 2/1/17................................................................      2,000,000       1,892,600
   NH State Higher Educational & Health Facilities Authority, Rivermead at
       Peterborough, Series 1998, 5.750%, 7/1/28.................................................      1,000,000         795,000
   NJ State Economic Development Authority:
      Seabrook Village, Inc., Series 2000 A, 8.250%, 11/15/30....................................        625,000         627,344
      Winchester Gardens, Series 1996 A,8.625%, 11/1/25..........................................      2,000,000       2,090,000
   PA Chartiers Valley Industrial & Commercial Development Authority, Asbury Health
      Center, Series 1999, 6.375%, 12/1/24.......................................................        750,000         651,563
   PA Lancaster Industrial Development Authority, Garden Spot Village,
      Series 2000 A, 7.625%, 5/1/31..............................................................        500,000         506,250
   TN Metropolitan Government, Nashville and Davidson County, Blakeford at Green Hills,
      Series 1998, 5.650%, 7/1/24................................................................      1,500,000       1,186,875
   TX Abilene Health Facilities Development Corp., Sears Methodist Retirement Obligation Group:
      Series 1998 A, 5.900%, 11/15/25............................................................      2,100,000       1,685,250
      Series 1999, 6.000%, 11/15/29..............................................................        500,000         400,000
   WI State Health & Educational Facilities Authority:
      Attic Angel Obligated Group, 5.750%, 11/15/27..............................................      1,250,000         971,875
                                                                                                                  ---------------
                                                                                                                      15,587,625
                                                                                                                  ---------------
   HEALTH SERVICES - 1.2%
   MA State Development Finance Agency, Boston Biomedical Research Institute,
      Series 1999, 5.650%, 2/1/19................................................................        250,000         233,735
   WI Clement Manor, Series 1998, 5.750%, 8/15/24................................................      3,000,000       2,430,000
                                                                                                                  ---------------
                                                                                                                       2,663,735
                                                                                                                  ---------------
   HOSPITAL - 8.7%
   AZ Health Facilities Authority, Phoenix Memorial Hospital,
      Series 1991, 8.125%, 6/1/12 (b)............................................................      2,500,000         825,000


See accompanying Notes to Financial Statements.


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

SR&F High-Yield Municipals Portfolio Continued
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June 30, 2001
MUNICIPAL BONDS (CONTINUED)                                                                                  Par           Value
----------------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE - CONTINUED
   HOSPITAL - (CONTINUED)
   CO La Junta, Arkansas Valley Regional Medical Center,
      Series 1999, 6.100%, 4/1/24................................................................     $  500,000     $   451,650
   CO State Health Care Facilities Authority:
      National Jewish Medical & Research Center, Series 1998, 5.375%, 1/1/23.....................        250,000         210,045
      Parkview Medical Center, Inc., Series 2001, 6.600%, 9/1/25.................................        300,000         308,625
   FL Orange County Health Facilities Authority, Orlando Regional Healthcare System,
      Series 1999:
        5.650%, 2/1/22...........................................................................      1,050,000       1,046,147
        6.000%, 10/1/26..........................................................................        875,000         889,648
   IL Southwestern Illinois Development Authority, Anderson Hospital,
      Series 1999:
        5.500%, 8/15/20..........................................................................        500,000         432,410
        5.625%, 8/15/29..........................................................................        250,000         209,560
   KS Wichita, CSJ Health System of Wichita, Inc.,
      Series 1991 X, 7.000%, 11/15/18............................................................      2,000,000       2,071,420
   MI Dickinson County,
      Series 1999, 5.800%, 11/1/24...............................................................      1,300,000       1,089,179
   MI Flint Hospital Building Authority, Hurley Medical Center,
      Series 1998 B, 5.375%, 7/1/28..............................................................      1,250,000         997,463
   MI State Hospital Finance Authority, Detroit Medical Center,
      Series 1998 A, 5.250%, 8/15/28.............................................................      1,000,000         792,630
   MN Maplewood, Healtheast, Inc.,
      Series 1996, 5.700%, 11/15/02..............................................................        500,000         489,375
   NC State Medical Care Commission, Stanley Memorial Hospital,
      Series 1999, 6.375%, 10/1/29...............................................................      1,000,000       1,044,630
   NH State Higher Educational & Health Facilities Authority, Littleton Hospital Association, Inc.,
      Series 1998 A, 6.000%, 5/1/28..............................................................      1,000,000         765,000
   OH Highland County Joint Township Hospital District,
      Series 1999, 6.750%, 12/1/29...............................................................      1,235,000       1,088,344
   OH Miami County, Upper Valley Medical Center, Inc.,
      Series 1996 A, 6.375%, 5/15/26.............................................................      1,015,000         976,410
   TX Richardson Hospital Authority, Baylor Richardson Medical Center,
      Series 1998, 5.625%, 12/1/28...............................................................      1,200,000       1,032,312
   TX Tyler Health Facilities Development Corp., Mother Frances Hospital,
      Series 1997 A, 5.625%, 7/1/13..............................................................      1,785,000       1,602,591
   WA State Health Care Facilities Authority, Sacred Heart Medical Center,
      Series 1992, 6.875%, 2/15/12...............................................................      1,500,000       1,566,705
   WA State Health Care Facilities Authority,  Kadlec Medical Center,
      Series 2001, 5.875%, 12/1/21...............................................................        600,000         607,542
   WV State Hospital Finance Authority,
      Series 2000 A, 6.750%, 9/1/30..............................................................      1,000,000       1,063,430
                                                                                                                  ---------------
                                                                                                                      19,560,116
                                                                                                                  ---------------
   INTERMEDIATE CARE FACILITIES- 0.6%
   IL State Development Finance Authority, Hoosier Care, Inc.,
      Series 1999-A, 7.125%, 6/1/34..............................................................      1,500,000       1,318,125
   IN State Health Facilities Financing Authority, Hoosier Care, Inc.,
      Series 1999 A, 7.125%, 6/1/34..............................................................        150,000         131,813
                                                                                                                  ---------------
                                                                                                                       1,449,938
                                                                                                                  ---------------
   NURSING HOME - 3.6%
   AK Juneau, St. Ann's Care Center,
      Series 1999, 6.875%, 12/1/25...............................................................        700,000         658,875
   CO State Health Facilities Authority, Volunteers of America Care Facilities, Inc.,
      Series 1999 A, 5.750%, 7/1/10..............................................................      1,085,000         999,556
   IA State Finance Authority, Care Initiatives,
      Series 1998 B, 5.500%, 7/1/08..............................................................        645,000         604,688


See accompanying Notes to Financial Statements.



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

SR&F High-Yield Municipals Portfolio Continued
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June 30, 2001
MUNICIPAL BONDS (CONTINUED)                                                                                  Par           Value
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - CONTINUED
   NURSING HOME - (CONTINUED)
   IN State Health Facilities Financing Authority, Metro Health Indiana, Inc.,
      Series 1998, 6.400%, 12/1/33...............................................................    $ 1,500,000     $ 1,031,250
   MA State Development Finance Agency, Alliance Health Care Facilities,
      Series 1999, 7.100%, 7/1/32................................................................      1,250,000       1,142,188
   MN Carlton Inter-Faith Social Services, Inc., Series 2000, 7.750%, 4/1/29.....................        750,000         757,500
   MN Minneapolis, Walker Methodist Senior Services Group, Series 1998 C, 6.000%, 11/15/28.......        500,000         426,875
   MN New Hope, North Ridge Care Center, Inc., Series 1999, 5.875%, 3/1/29.......................        900,000         750,375
   MN Sartell, Foundation for Healthcare, Series 1999 A, 6.625%, 9/1/29..........................      2,000,000       1,777,500
                                                                                                                  ---------------
                                                                                                                       8,148,807
                                                                                                                  ---------------
HOUSING - 6.9%
   ASSISTED LIVING/SENIOR - 2.8%
   DE Kent County, Heritage at Dover, Series 1999, 7.625%, 1/1/30................................      1,500,000       1,342,500
   GA Columbus Housing Authority, The Gardens at Calvary, Series 1999, 7.000%, 11/15/29..........      1,000,000         862,500
   LA State Public Facilities Authority, Progressive Healthcare Providers, Inc.,
      Series 1998, 6.375%, 10/1/28...............................................................      2,000,000       1,510,000
   NC State Medical Care Commission, DePaul Community Facilities Project,
      Series 1999, 7.625%, 11/1/29...............................................................      1,250,000       1,218,750
   NY Huntington Housing Authority, Gurwin Jewish Senior Center, Series 1999:
        5.875%, 5/1/19...........................................................................      1,100,000         948,750
        6.000%, 5/1/29...........................................................................        375,000         315,938
                                                                                                                  ---------------
                                                                                                                       6,198,438
                                                                                                                  ---------------
   MULTI-FAMILY - 2.7%
   CO State Health Facilities Authority, Birchwood Manor, Series 1991 A, 7.250%, 4/1/11..........        555,000         558,297
   FL Broward County Housing Finance Authority, Chaves Lake Apartment Project,
      Series 2000, 7.500%, 7/1/40................................................................        750,000         765,000
   FL Clay County Housing Finance Authority, Madison Commons Apartments,
      Series 2000 A, 7.450%, 7/1/40..............................................................        750,000         765,000
   GA Clayton County Housing Authority, Magnolia Park Apartments,
      Series 1999-A, 6.250%, 6/1/30..............................................................      1,000,000         901,750
   IL State Development Finance Authority, Catholic Charities Housing Development Corp.,
      Series 1993 C, 5.950%, 1/1/09..............................................................      1,400,000       1,356,250
   IL State Housing Development Authority, Series 1991 C, 7.400%, 7/1/23.........................        140,000         142,996
   IN New Castle, Raintree Apartments, Series 1988 B, (a) 3/1/18 (b).............................     30,625,000          76,563
   OH Greater Allen County Housing Development Authority, Steiner-McBride Apartments,
      10.250%, 9/1/03............................................................................        850,000         850,927
   TX, El Paso, American Village:
      Series 2000 C, 8.000%, 12/1/32.............................................................        350,000         350,875
      Series 2000 D, 10.000%, 12/1/32............................................................        400,000         400,500
                                                                                                                  ---------------
                                                                                                                       6,168,158
                                                                                                                  ---------------
   SINGLE FAMILY - 1.4%
   IA State Housing Finance Authority, Series 1984-A, (a) 9/1/16.................................      5,130,000         959,156
   ID State Housing Agency, Series 1991-B, 7.500%, 7/1/24........................................      1,230,000       1,262,177
   UT State Housing Finance Agency:
      Series 1991 B-2, 7.750%, 1/1/23............................................................         20,000          20,330
      Series 1991 C-3, 7.550%, 7/1/23............................................................         70,000          71,451
   WA State Housing Finance Commission,
      Series 1991 C:
        (a) 1/1/22...............................................................................        635,000         149,181
        (a) 7/1/22...............................................................................        725,000         164,416
        (a) 1/1/23...............................................................................        725,000         158,710
        (a) 7/1/23...............................................................................        730,000         154,256
        (a) 1/1/24...............................................................................        730,000         148,905
        (a) 7/1/24...............................................................................        755,000         148,660
                                                                                                                  ---------------
                                                                                                                       3,237,242
                                                                                                                  ---------------


See accompanying Notes to Financial Statements.



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

SR&F High-Yield Municipals Portfolio Continued
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001
MUNICIPAL BONDS (CONTINUED)                                                                                  Par           Value
----------------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL - 8.7%
   FOOD PRODUCTS - 2.0%
   IN Hammond, American Maize Products Co.,
      Series 1994, 8.000%, 12/1/24...............................................................    $ 3,640,000     $ 3,743,085
   MI State Strategic Fund, Michigan Sugar Co., Carollton Project,
      Series 1998 C, 6.550%, 11/1/25 (c).........................................................      1,500,000         795,000
                                                                                                                  ---------------
                                                                                                                       4,538,085
                                                                                                                  ---------------
   FOREST PRODUCTS - 4.6%
   GA Rockdale County Development Authority, Solid Waste Disposal, Visy Paper, Inc.,
      Series 1993, 7.500%, 1/1/26................................................................      1,000,000       1,007,500
   LA De Soto Parish, International Paper Co.,
      Series A, 7.700%, 11/1/18..................................................................      2,500,000       2,711,525
   MS Lowndes County, Weyerhaeuser Corp.,
      Series 1992 A, 6.800%, 4/1/22..............................................................      5,995,000       6,728,009
                                                                                                                  ---------------
                                                                                                                      10,447,034
                                                                                                                  ---------------
   METALS & MINING - 1.0%
   IN State Development Finance Authority, Inland Steel,
      Series A, 5.750%, 10/1/11..................................................................      2,500,000       1,484,375
   NV State Department of Business & Industry, Wheeling-Pittsburgh Steel Corp.,
      Series 1999 A, 8.000%, 9/1/14..............................................................        250,000         200,000
   VA Greensville County Industrial Development Authority, Wheeling Steel,
      Series 1999 A:
        6.375%, 4/1/04...........................................................................         90,000          72,000
        7.000%, 4/1/14...........................................................................        555,000         432,206
                                                                                                                  ---------------
                                                                                                                       2,188,581
                                                                                                                  ---------------
   OIL AND GAS - 1.1%
   TX Texas City Industrial Development Corp., Arco Pipe Line Co. Project,
       Authority, Series 2001 B, 7.375%, 10/1/20.................................................      2,000,000       2,478,720
                                                                                                                  ---------------
OTHER - 6.3%
   OTHER - 0.5%
   SC Tobacco Settlement Revenue Management Series 1990, 6.375%, 5/15/28.........................        975,000       1,001,471
                                                                                                                  ---------------
   REFUNDED/ESCROWED - 5.8% (C) CO Adams County, Series 1991 B:
      11.250%, 9/1/11(d).........................................................................        325,000         476,083
      11.250%, 9/1/11............................................................................        360,000         540,889
      11.250%, 9/1/11............................................................................        220,000         339,148
      11.250%, 9/1/12............................................................................      1,440,000       2,260,526
   FL Leesburg, Leesburg Regional Medical Center, Series 1991 A, 7.375%, 7/1/11..................        775,000         825,305
   GA State Municipal Electric Authority, Series V, 7 6.600%, 1/1/18.............................        690,000         816,518
   IL Health Facility Authority, Edward Hospital Association Project,
      Series 1992, 7.000%, 2/15/22...............................................................        685,000         716,257
   LA State Public Facilities Authority, Womans Hospital Foundation,
      Series 1992, 7.250%, 10/1/22...............................................................      2,300,000       2,462,541
   MI Adams County, Jefferson Davis Memorial Hospital, Series 1991, 7.900%, 10/1/08..............        750,000         774,668
   NC Eastern Municipal Power Agency, Series 1991 A, 6.500%, 1/1/18 (b)..........................      3,320,000       3,891,638
                                                                                                                  ---------------
                                                                                                                      13,103,573
                                                                                                                  ---------------
OTHER REVENUE - 2.3%
   RECREATION - 2.3%
   CA Long Beach Aquarium of the Pacific, Series 1995 A, 6.125%, 7/1/23..........................      4,750,000       5,272,263
                                                                                                                  ---------------
RESOURCE RECOVERY - 0.3%
   DISPOSAL - 0.3%
   IL Development Finance Authority, Waste Management, Inc., Series 1997, 5.050%, 1/1/10.........        250,000         236,265
   UT Carbon County, Laidlaw Environmental, Series A, 7.450%, 7/1/17.............................        500,000         494,375
                                                                                                                  ---------------
                                                                                                                         730,640
                                                                                                                  ---------------


See accompanying Notes to Financial Statements.


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

SR&F High-Yield Municipals Portfolio Continued
-----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001
MUNICIPAL BONDS (CONTINUED)                                                                                  Par           Value
-----------------------------------------------------------------------------------------------------------------------------------
TAX-BACKED - 12.5%
   LOCAL APPROPRIATED - 1.1%
   PA Philadelphia Municipal Authority, Series 1993 D, 6.250%, 7/15/13...........................    $ 2,500,000     $ 2,565,275
                                                                                                                  ---------------
   LOCAL GENERAL OBLIGATIONS - 0.5%
   NY New York City, Series 1996 B, 7.250%, 8/15/07..............................................      1,000,000       1,167,620
                                                                                                                  ---------------
   SPECIAL NON-PROPERTY TAX - 3.9% CO State Department of Transportation:
      Series 832R-A, 9.170%, 6/15/14 (b).........................................................      3,000,000       3,411,000
      Series 832R-B, 9.170%, 6/15/15 (b).........................................................      2,000,000       2,244,480
   MO St. Louis County Industrial Development Authority, Kiel Center Arena,
      Series 1992, 7.875%, 12/1/24...............................................................      3,000,000       3,127,500
                                                                                                                  ---------------
                                                                                                                       8,782,980
                                                                                                                  ---------------
   SPECIAL PROPERTY TAX - 3.0%
   CA Orange County Community Facilities District, Ladera Ranch,
      Series 1999 A, 6.500%, 8/15/21.............................................................      1,000,000       1,045,000
   FL Heritage Palms Community Development District:
      Series 1999, 6.250%, 11/1/04...............................................................      1,000,000       1,008,750
      Series 1999 B, 6.250%, 5/1/05..............................................................        650,000         655,688
   FL Indigo Community Development District, Series 1999 B, 6.400%, 5/1/06.......................      1,000,000       1,010,000
   FL Lexington Oaks Community Development District,
      Series 2000 A, 7.200%, 5/1/30..............................................................        600,000         620,250
      Series 2000 D, 6.700%, 5/1/07..............................................................        735,000         753,375
   FL Northern Palm Beach County Improvement District, Series 1999, 6.000%, 8/1/29...............        750,000         709,688
   FL Orlando, Conroy Road Interchange Project, Series 1998 A:
        5.500%, 5/1/10...........................................................................        200,000         197,250
        5.800%, 5/1/26...........................................................................        500,000         468,750
   FL Stoneybrook Community Development District: Series 1998 A, 6.100%, 5/1/19..................        330,000         325,875
                                                                                                                  ---------------
                                                                                                                       6,794,626
                                                                                                                  ---------------
   STATE APPROPRIATED - 1.0%
   NY Triborough Bridge & Tunnel Authority, Javits Convention Center Project,
      Series E, 7.250%, 1/1/10...................................................................      2,000,000       2,296,100
                                                                                                                  ---------------
   STATE GENERAL OBLIGATIONS - 3.0%
   MA Massachusetts Bay Transportation Authority, Series 1992 B, 6.200%, 3/1/16..................      5,825,000       6,676,382
                                                                                                                  ---------------
TRANSPORTATION - 9.1%
   AIR TRANSPORTATION - 5.9%
   IL Chicago O'Hare International Airport, United Airlines, Inc.,
        Series 2000 A, 6.750%, 11/1/11...........................................................        800,000         822,368
   IN Indianapolis Airport Authority, Federal Express Corp., Series 1994, 7.000%, 1/15/17........      3,000,000       3,188,850
   MN St. Paul, Northwest Airlines, 7.000%, 4/1/25...............................................        500,000         475,000
   MN St. Paul, Northwest Airlines, 6.500%, 4/1/25...............................................        250,000         249,688
   NC Charlotte, US Airways, Inc., Series 1998, 5.600%, 7/1/27...................................        250,000         175,313
   NC Charlotte, US Airways, Inc., Series 2000, 7.750%, 2/1/28...................................        750,000         707,813
   PA Philadelphia Authority for Industrial Development, Aero Philadelphia,
      Series 1999, 5.500%, 1/1/24................................................................      1,000,000         828,750
   TX Alliance Airport Authority, AMR Corp., Series 1991, 7.000%, 12/1/11........................      4,070,000       4,469,471
   TX Houston Airport System, Continental Airlines Terminal, Series B, 6.125%, 7/15/17...........      2,000,000       1,880,000
   WA Port Seattle, Northwest Airlines, Inc., Series 2000, 7.250%, 4/1/30........................        500,000         488,125
                                                                                                                  ---------------
                                                                                                                      13,285,378
                                                                                                                  ---------------
   PORTS - 1.3% WA Port of Seattle, Series 2000:
      8.656%, 2/1/10.............................................................................        625,000         748,888
      8.656%, 2/1/11.............................................................................      1,875,000       2,259,863
                                                                                                                  ---------------
                                                                                                                       3,008,751
                                                                                                                  ---------------


See accompanying Notes to Financial Statements.



-7-




SR&F High-Yield Municipals Portfolio Continued
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001
MUNICIPAL BONDS (CONTINUED)                                                                                  Par           Value
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - CONTINUED
   TOLL FACILITIES - 1.5%
   CO State Public Highway Authority, Araphoe County, E470 Series 2000 B:
        (a) 9/1/18...............................................................................    $ 4,000,000     $ 1,580,760
        (a) 9/1/35...............................................................................      8,750,000         708,663
   CO Northwest Parkway, 7.125%, 6/15/41.........................................................      1,000,000       1,000,000
                                                                                                                  ---------------
                                                                                                                       3,289,423
                                                                                                                  ---------------
   TRANSPORTATION - 0.4%
   NV State Department of Business & Industry, Las Vegas Monorail Project,
      Series 2000, 7.375%, 1/1/40................................................................      1,000,000         996,250
                                                                                                                  ---------------
UTILITY - 23.0%
   INDEPENDENT POWER PRODUCER - 5.6%
   MI Midland County Economic Development Corp., Series 2000, 6.875%, 7/23/09....................      1,000,000       1,030,000
   PA State Economic Development Financing Authority, Northampton Generating:
      Series A, 6.500%, 1/1/13...................................................................      2,000,000       2,000,760
      Series 1994 B, 6.750%, 1/1/07..............................................................      3,000,000       3,057,780
   VA Pittsylvania County Industrial Development Authority, Multitrade of
      Pittsylvania, Series 1994 A:
        7.450%, 1/1/09...........................................................................      3,100,000       2,972,125
        7.550%, 1/1/19...........................................................................      3,500,000       3,421,250
                                                                                                                  ---------------
                                                                                                                      12,481,915
                                                                                                                  ---------------
   INVESTOR OWNED - 6.4%
   CT State Development Authority, Connecticut Light & Power Co.,
      Series 1993 A, 5.850%, 9/1/28..............................................................      2,900,000       2,887,994
   LA Calcasieu Parish Industrial Development Board, Entergy Gulf States, Inc.,
      Series 1999, 5.450%, 7/1/10................................................................        500,000         484,375
   LA West Feliciana Parish, Entergy Gulf States, Inc., Series 1999 B, 6.600%, 9/1/28............        250,000         250,000
   MS State Business Finance Corp., Systems Energy Resources, Inc. Series 1999, 5.900%, 5/1/22...      1,250,000       1,179,688
   NM Farmington, Tucson Electric Power Co., Series 1997 A, 6.950%, 10/1/20......................      2,000,000       2,045,000
   NV Humboldt County Pollution Control Revenue, Idaho Power Co. Project,  8.300%, 12/1/14.......      2,000,000       2,255,060
   PA Beaver County Industrial Development Authority, Toledo Edison Co., Series 1995,
      7.625%, 5/1/20.............................................................................      4,900,000       5,243,000
                                                                                                                  ---------------
                                                                                                                      14,345,117
                                                                                                                  ---------------
   JOINT POWER AUTHORITY - 4.9%
   GA State Municipal Electric Authority,Series 1991 V, 6.600%, 1/1/18...........................      3,375,000       3,903,221
   NC Eastern Municipal Power Agency, Series 1991 A, 6.500%, 1/1/18..............................      1,680,000       1,813,157
   WA State Public Power Supply System, Series 1991 A, (a) 7/1/07................................      6,945,000       5,356,745
                                                                                                                  ---------------
                                                                                                                      11,073,123
                                                                                                                  ---------------
   MUNICIPAL ELECTRIC - 0.5%
   WA Seattle, Series 2001,  5.500%, 3/1/17......................................................      1,000,000       1,030,930
                                                                                                                  ---------------

   WATER & SEWER - 5.6%

   FL Tampa Bay Water Utility Systems Revenue, 8.180%, 10/1/29...................................      7,500,000       8,220,887
   NH State Industrial Development Authority, Pennichuck Water Works, Inc.,
      Series 1988, 7.500%, 7/1/18................................................................        535,000         569,775
   PA Dauphin County Industrial Development Authority Dauphin Water Supply Co.,
      Series 1992 A, 6.900%, 6/1/24..............................................................      3,200,000       3,750,688
                                                                                                                  ---------------
                                                                                                                      12,541,350
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS
   (cost of $213,347,772)........................................................................                    213,203,767
                                                                                                                  ---------------

----------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.



-8-




SR&F High-Yield Municipals Portfolio Continued
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001
MUNICIPAL PREFERRED STOCKS - 1.4%                                                                         Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
   HOUSING - 1.4%
   MULTI-FAMILY - 1.4%
   Charter Municipal Mortgage Acceptance Co.:
      6.625%, 6/30/49(e).........................................................................      2,000,000  $    2,037,500
      7.600%, 11/30/50(e)........................................................................      1,000,000       1,056,250
                                                                                                                  ---------------
TOTAL MUNICIPAL PREFERRED STOCKS
   (cost of $3,000,000)..........................................................................                      3,093,750
                                                                                                                  ---------------

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
    (cost $216,347,772)(f).......................................................................                    216,297,517

----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 4.0%, .........................................................                      9,077,448
                                                                                                                  ---------------
NET ASSETS - 100.0%..............................................................................                   $225,374,965
                                                                                                                  ===============

----------------------------------------------------------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
----------------------------------------------------------------------------------------------------------------------------------

(a)  Zero coupon bond.
(b) The issuer is in default of certain debt covenants. Income is not being accrued.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the purpose of the payment of principle and income.
(d) These securities, or a portion thereof, with a total market value of $476,083 are being used to collateralize open future contracts.
(e) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $3,093,750 or 1.4% of net assets.
(f)  Cost for federal income tax purposes is the same.


Short futures contracts open at June 30, 2001:

                                                              UNREALIZED
                        PAR VALUE                      APPRECIATION/DEPRECIATION
TYPE              COVERED BY CONTRACTS    EXPIRATION          AT 6/30/01
------           ---------------------  -------------  -------------------------
Municipal Bond         $12,200,000      September 2001        $(54,640)
Treasury Note           21,300,000      September 2001         133,618
                                                              --------
                                                              $ 78,978
                                                              ========

Long futures contracts open at June 30, 2001:

                        PAR VALUE                       UNREALIZED DEPRECIATION
TYPE              COVERED BY CONTRACTS    EXPIRATION          AT 6/30/01
------           ---------------------  ------------   -------------------------
Treasury Bond         $30,300,000       September 2001       $(211,580)
                                                             ---------



See accompanying Notes to Financial Statements.


SR&F High-Yield Municipals Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2001
ASSETS
Investments at value (cost $216,347,772)........................................................................     $216,297,517
Cash............................................................................................................        1,868,648
Receivable for:
   Investments sold............................................................................................         4,304,142
   Interest.....................................................................................................        4,110,386
Other assets....................................................................................................           23,072
                                                                                                                 ----------------
   Total Assets.................................................................................................      226,603,765
                                                                                                                 ----------------
LIABILITIES
Payable for:
   Investments purchased........................................................................................        1,047,932
   Variation margin on futures contracts........................................................................           99,594
   Management fee...............................................................................................           75,295
   Transfer agent fee...........................................................................................              501
   Bookkeeping fee..............................................................................................            2,294
   Custody fee..................................................................................................              250
Other liabilities...............................................................................................            2,934
                                                                                                                 ----------------
   Total Liabilities............................................................................................        1,228,800
                                                                                                                 ----------------
   NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST......................................................     $225,374,965
                                                                                                                 ================


See accompanying Notes to Financial Statements.


SR&F High-Yield Municipals Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the year ended June 30, 2001
INVESTMENT INCOME
Interest income.................................................................................................      $16,036,151
                                                                                                                   --------------
EXPENSES
Management fee...................................................................................     $1,039,675
Transfer agent fee...............................................................................          6,001
Bookkeeping fee..................................................................................         29,779
Trustees' fee....................................................................................         12,976
Audit fee........................................................................................         16,604
Custody fee......................................................................................          8,733
Other expenses...................................................................................         35,703
                                                                                                   --------------
   Total Expenses................................................................................      1,149,471
Custody credits earned...........................................................................         (6,421)
                                                                                                   --------------
   Net Expenses.................................................................................................        1,143,050
                                                                                                                   --------------
   Net Investment Income........................................................................................       14,893,101
                                                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on investments and futures contracts..........................................................       (2,167,283)
Net change in unrealized appreciation/depreciation on investments and futures contracts.........................        4,173,176
                                                                                                                   --------------
   Net Gain.....................................................................................................        2,005,893
                                                                                                                   --------------
INCREASE IN NET ASSETS FROM OPERATIONS..........................................................................      $16,898,994
                                                                                                                   ==============


See accompanying Notes to Financial Statements.




-11-




SR&F High-Yield Municipals Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                                                            YEAR              YEAR
                                                                                                            ENDED            ENDED
                                                                                                         JUNE 30,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                                            2001             2000
                                                                                                 ---------------- ----------------
OPERATIONS
Net investment income...........................................................................     $ 14,893,101     $ 16,628,146
Net realized gain (loss) on investments and futures contracts...................................       (2,167,283)       3,144,211
Net change in unrealized appreciation/depreciation on investments
   and futures contracts........................................................................        4,173,176      (20,040,482)
                                                                                                 ---------------- ----------------
   Net Increase (Decrease) from Operations......................................................       16,898,994         (268,125)
                                                                                                 ---------------- ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...................................................................................        6,138,469       26,251,065
Withdrawals.....................................................................................      (51,309,604)     (71,998,834)
                                                                                                 ---------------- ----------------
   Net Decrease from Transactions in Investors' Beneficial Interest ............................      (45,171,135)     (45,747,769)
                                                                                                 ---------------- ----------------
   Total Decrease in Net Assets.................................................................      (28,272,141)     (46,015,894)

TOTAL NET ASSETS
Beginning of period.............................................................................      253,647,106      299,663,000
                                                                                                 ---------------- ----------------
End of period...................................................................................     $225,374,965     $253,647,106
                                                                                                 ================ ================


See accompanying Notes to Financial Statements.


Stein Roe High-Yield Municipals Fund
----------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2001
ASSETS
Investment in Portfolio, at value...............................................................................     $225,374,975
Receivable for:
   Fund shares sold.............................................................................................           93,677
   Expense reimbursement due from Advisor.......................................................................            2,895
Other assets....................................................................................................           14,342
                                                                                                                 ----------------
   Total Assets.................................................................................................      225,485,889
                                                                                                                 ----------------
LIABILITIES
Payable for:
   Fund shares repurchased......................................................................................           51,179
   Distributions................................................................................................          378,136
   Administration fee...........................................................................................           26,120
   Transfer agent fee...........................................................................................           34,089
   Bookkeeping fee..............................................................................................            2,810
   Audit fee....................................................................................................            9,340
Other liabilities...............................................................................................           34,603
                                                                                                                 ----------------
   Total Liabilities............................................................................................          536,277
                                                                                                                 ----------------
NET ASSETS .....................................................................................................     $224,949,612
                                                                                                                 ================
COMPOSITION OF NET ASSETS
Paid in capital.................................................................................................     $233,528,731
Undistributed net investment income.............................................................................          173,063
Accumulated net realized loss on investments allocated from Portfolio...........................................       (8,569,351)
Net unrealized depreciation on investments allocated from Portfolio.............................................         (182,831)
                                                                                                                 ----------------
NET ASSETS......................................................................................................     $224,949,612
                                                                                                                 ================
Net asset value and redemption price per share - Class A ($1,057/95)............................................     $      11.13
                                                                                                                 ================
Maximum offering price per share - Class A ($11.13/0.9425)......................................................     $      11.81(a)
                                                                                                                 ================
Net asset value, offering and redemption price per share - Class S ($224,948,555/20,234,646)....................     $      11.12
                                                                                                                 ================

(a)      Computation of offering price: 100/94.25 of net asset value.


See accompanying Notes to Financial Statements.


Stein Roe High-Yield Municipals Fund
----------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2001(a)

INVESTMENT INCOME
Interest allocated from Portfolio...............................................................................      $16,035,033
                                                                                                                   --------------
EXPENSES
Expenses allocated from Portfolio................................................................     $1,142,989
Administration fee...............................................................................        315,453
Service fee - Class A............................................................................              2
Transfer agent fee...............................................................................        367,345
Bookkeeping fee..................................................................................         29,761
Trustees' fees...................................................................................          8,265
Custody fee......................................................................................          1,185
Other expenses...................................................................................         90,877
                                                                                                   --------------
   Total expenses...............................................................................................        1,955,877
                                                                                                                   --------------
   Net investment income........................................................................................       14,079,156
                                                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM THE PORTFOLIO
Net realized loss on investments allocated from Portfolio.......................................................       (2,167,497)
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio......................        4,172,995
                                                                                                                   --------------
   Net Gain.....................................................................................................        2,005,498
                                                                                                                   --------------
INCREASE IN NET ASSETS FROM OPERATIONS..........................................................................      $16,084,654
                                                                                                                   ==============

(a)Class A shares were initially offered on July 31, 2000.


See accompanying Notes to Financial Statements.



-14-



Stein Roe High-Yield Municipals Fund
----------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                                                             YEAR             YEAR
                                                                                                            ENDED            ENDED
                                                                                                         JUNE 30,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                                          2001(A)            2000
                                                                                                 ---------------- ----------------
OPERATIONS
Net investment income...........................................................................     $ 14,079,156     $ 15,769,857
Net realized gain (loss) on investments allocated from Portfolio................................       (2,167,497)       3,179,151
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio......        4,172,995      (20,046,734)
                                                                                                 ---------------- ----------------
   Net Increase (Decrease) from Operations......................................................       16,084,654       (1,097,726)
                                                                                                 ---------------- ----------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A............................................................              (53)              --
From net investment income - Class S............................................................      (14,034,351)     (15,495,543)
                                                                                                 ---------------- ----------------
   Total Distributions to Shareholders..........................................................      (14,034,404)     (15,495,543)
                                                                                                 ---------------- ----------------
SHARE TRANSACTIONS
Subscriptions - Class A.........................................................................            1,000               --
Distributions reinvested - Class A..............................................................               53               --
                                                                                                 ---------------- ----------------
   Net Increase - Class A.......................................................................            1,053               --
                                                                                                 ---------------- ----------------
Subscriptions - Class S.........................................................................       16,198,748       53,142,045
Distributions reinvested - Class S..............................................................        9,458,044        9,880,458
Redemptions - Class S...........................................................................      (56,545,431)     (90,516,106)
                                                                                                 ---------------- ----------------
   Net Decrease - Class S.......................................................................      (30,888,639)     (27,493,603)
                                                                                                 ---------------- ----------------
   Net Decrease from Share Transactions.........................................................      (30,887,586)     (27,493,603)
                                                                                                 ---------------- ----------------
   Total Decrease in Net Assets.................................................................      (28,837,336)     (44,086,872)

NET ASSETS
Beginning of period.............................................................................      253,786,948      297,873,820
                                                                                                 ---------------- ----------------
End of period...................................................................................     $224,949,612     $253,786,948
                                                                                                 ================ ================
Undistributed net investment income.............................................................     $    173,063     $    115,505
                                                                                                 ================ ================
CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions - Class A.........................................................................               90               --
Issued for distributions reinvested- Class A....................................................                5              --
                                                                                                 ---------------- ----------------
   Net Increase - Class A.......................................................................               95               --
                                                                                                 ---------------- ----------------
Subscriptions - Class S.........................................................................        1,450,026        4,744,794
Issued for distributions reinvested - Class S...................................................          848,660          882,048
Redemptions - Class S...........................................................................       (5,051,528)      (8,082,491)
                                                                                                 ---------------- ----------------
   Net Decrease - Class S.......................................................................       (2,752,842)      (2,455,649)
                                                                                                 ---------------- ----------------
   Total Decrease in Shares of Beneficial Interest..............................................       (2,752,747)      (2,455,649)
                                                                                                 ---------------- ----------------

(a)Class A shares were initially offered on July 31, 2000.


See accompanying Notes to Financial Statements.

STEIN ROE HIGH-YIELD MUNICIPALS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2001

NOTE 1. ORGANIZATION

Stein Roe High-Yield Municipals Fund-Class S and Liberty High Income Municipals Fund-Class A are the collective series of shares of Stein Roe High-Yield Municipals Fund (the "Fund"), which is a series of Liberty-Stein Roe Municipal Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High-Yield Municipals Portfolio (the "Portfolio").

    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, the Fund contributed $335,711,000 in securities and other assets to the Portfolio in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2001, the Fund owned 100.0% of the Portfolio.

    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A shares are offered continuously and have their own sales charge and expense structure; please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S shares are presented in a separate annual report.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS

Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statement as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid in capital. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Investment transactions are accounted for on trade date.

    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Portfolio did not have when-issued or delayed delivery purchase commitments as of June 30, 2001.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A 12b-1 service charge), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

    Effective July 1, 2001, the Portfolio will adopt the provisions of the AICPA Audit and Accounting guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets, but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Portfolio currently has not determined the impact of the adoption of the new accounting policy.

FUTURES CONTRACTS

The Portfolio may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

    Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio of Investments for a summary of open futures contracts at June 30, 2001.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service. All dividends paid from net investment income by the Fund constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be inclusive in the alternative minimum tax calculation.

    The Fund intends to utilize provisions of the federal income tax law, which allow it to carry a realized capital loss forward for up to eight years following the year of the loss, and offset such losses against any future realized gains. At June 30, 2001, the Fund had a capital loss carryforward as follows:

     Capital Loss Carryforward         Year of Expiration
      ----------------------             --------------
            $6,781,125                      2006-2009


DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

    The amount and character of income and gains to be distributed in accordance with income tax regulations may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

    The following reclassifications have been made to the financial statements.

                       INCREASE (DECREASE)
-------------------------------------------------------
            UNDISTRIBUTED                 ACCUMULATED
           NET INVESTMENT                NET REALIZED
               INCOME                        LOSS
-------------------------------------------------------
               $12,806                     $(12,806)


    These differences are primarily due to market discount. Net investment income, net realized gains (losses) and net asset were not affected by this reclassification.

    Additionally, $90,612 of net capital losses attributable to security transactions incurred after October 31, 2000 are treated as arising on July 1, 2001, the first day of the Fund's next taxable year.

--------------------------------------------------------------------------------
NOTE 2. PORTFOLIO COMPOSITION

The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (i.e., bonds that have been refinanced, the proceeds of which have been invested in U.S. or state and local government obligations that are set aside to pay off the original issue at the first call date or maturity).

    See the Portfolio of Investments for additional information regarding portfolio composition.

--------------------------------------------------------------------------------
NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT & ADMINISTRATIVE FEES

The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is 0.45% of the first $100 million of average daily net assets, 0.425% of the next $100 million and 0.40% thereafter.

    The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million and 0.10% thereafter.

BOOKKEEPING FEES

The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for an annual fee equal to $25,000 annually plus 0.0025% annually of the Fund's and Portfolio's average daily net assets over $50 million.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

TRANSFER AGENT FEES

Transfer agent fees are paid to Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor. The Transfer Agent provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses. The Transfer Agent receives a fixed fee of $6,000 annually from the Portfolio. For more information on the Transfer Agent fee applicable to Class A shares, please refer to the Fund's prospectus.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter.

    The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A net assets on the 20th of each month.

    The fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

--------------------------------------------------------------------------------

NOTE 4. PORTFOLIO INFORMATION

During the year ended June 30, 2001, purchases and sales of investments, other than short-term obligations, were $37,718,614 and $67,218,274.

    Unrealized appreciation (depreciation) at June 30, 2001 for both financial statement and federal income tax purposes were:

    Gross unrealized appreciation ...........    $11,768,884
    Gross unrealized depreciation ...........    (11,819,139)
                                                 -----------
       Net unrealized appreciation ..........      $ (50,255)
                                                 ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SR&F High-Yield Municipals Portfolio

Selected data for a share outstanding throughout each period is as follows:


                                                                                 PERIOD
                                                YEAR ENDED JUNE 30,               ENDED
                                      -------------------------------------    JUNE 30,
SELECTED RATIOS                          2001           2000           1999      1998(a)
                                       ------         ------         ------    --------
Expenses (d).......................      0.47%          0.47%          0.45%      0.47%(b)
Net investment income (d)..........      6.18%          6.11%          5.55%      5.72%(b)
Portfolio turnover rate............        16%            14%            19%         3%(c)


(a) From commencement of operations on February 2, 1998.
(b) Annualized.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
LIBERTY HIGH INCOME MUNICIPALS FUND - CLASS A

Selected data for a share outstanding throughout the period is as follows:
                                                                                                 PERIOD
                                                                                                  ENDED
                                                                                               JUNE 30,
                                                                                                2001 (a)
                                                                                              ---------
NET ASSET VALUE, BEGINNING OF PERIOD....................................................        $ 11.11
                                                                                              ---------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (b)............................................................           0.58
   Net realized and unrealized loss on investments allocated from Portfolio.............           0.01
                                                                                              ---------
      Total from Investment Operations..................................................           0.59
                                                                                              ---------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
   From net investment income...........................................................          (0.57)
                                                                                              ---------
NET ASSET VALUE, END OF PERIOD..........................................................        $ 11.13
                                                                                              =========
Total Return ...........................................................................          5.42%(c)
                                                                                              ---------
RATIOS TO AVERAGE NET ASSETS
Expenses................................................................................          1.06%(d)
Net investment income...................................................................          5.65%(d)
Net assets, end of period (000's).......................................................        $     1

(a) From commencement of operations on July 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the taxable year ended June 30, 2001, 100% of the distributions from net investment income qualify as exempt-interest dividends for federal income tax purposes.
--------------------------------------------------------------------------------

REPORT OF ERNST AND YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST AND THE LIBERTY HIGH INCOME MUNICIPALS FUND - CLASS A SHAREHOLDERS OF STEIN ROE HIGH-YIELD MUNICIPALS FUND AND THE TRUSTEES OF SR&F BASE TRUST AND HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF SR&F HIGH-YIELD MUNICIPALS PORTFOLIO

We have audited the accompanying statement of assets and liabilities of Stein Roe High-Yield Municipals Fund (a series of Liberty-Stein Roe Funds Municipal Trust), as of June 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein and the accompanying statement of assets and liabilities, including the portfolio of investments of SR&F High-Yield Municipals Portfolio (a series of SR&F Base Trust) as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Liberty-Stein Roe Funds Municipal Trust and SR&F Base Trust at June 30, 2001, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 22, 2001

TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial
Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)



IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty High Income Municipal Fund, Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Income Municipal Fund, Class A. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the fund, and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty High Income Municipal Fund, Class A

                               Give me Liberty.(R)

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At Liberty, it's our job to help you achieve your financial goals. So whether
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Today's ever-changing financial markets can challenge even the most seasoned
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best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



Liberty High Income Municipal Fund, Class A  Annual Report, June 30, 2001

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ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc.(C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com


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